REGULATORY CAPITAL (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
WVS Financial Corp. [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	$ 32,490	$ 32,926
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	11,005	16,266
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	8,804	13,013
Total Capital (to Risk-Weighted Assets) - Actual ratio	29.52%	20.24%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	32,208	32,570
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	6,603	9,759
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	4,402	6,506
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	29.27%	20.02%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.00%	6.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
Tier I Capital (to Average Total Assets)
Tier I Capital (to Average Total Assets) - Actual	32,208	32,570
Tier I Capital (to Average Total Assets) - To Be Well Capitalized	15,830	13,712
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	12,664	10,970
Tier I Capital (to Average Total Assets) - Actual ratio	10.17%	11.88%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
West View Savings Bank [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	31,015	30,807
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	10,997	15,936
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	8,798	12,749
Total Capital (to Risk-Weighted Assets) - Actual ratio	28.20%	19.33%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	30,733	30,451
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	6,598	9,562
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	4,399	6,374
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	27.95%	19.11%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.00%	6.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
Tier I Capital (to Average Total Assets)
Tier I Capital (to Average Total Assets) - Actual	30,733	30,451
Tier I Capital (to Average Total Assets) - To Be Well Capitalized	15,826	13,707
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	$ 12,660	$ 10,966
Tier I Capital (to Average Total Assets) - Actual ratio	9.71%	11.11%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%